Total
Principal Street High Income Municipal Fund
Principal Street High Income Municipal Fund
MANAGED PORTFOLIO SERIES
(the “Trust”)

Principal Street High Income Municipal Fund
(the “Fund”)

Institutional Class – GSTAX
Investor Class - GSTEX

Supplement dated March 23, 2020 to the
Prospectus and Statement of Additional Information (“SAI”) for the Fund
dated December 29, 2019.

Effective immediately, Investor Class shares of the Fund are now available for purchase. The minimum initial investment amount for Investor Class shares of the Fund is increased from $1,000 to $25,000 and the minimum subsequent investment amount for Investor Class shares is increased to $1,000. All references in the Prospectus and Summary Prospectus to the Fund’s minimum initial investment amount are hereby updated to reflect the revised minimum initial investment amount. The Adviser may reduce or waive the investment minimums for the Institutional Class or Investor Class shares of the Fund.

In addition, the Board of Trustees of the Trust approved an increase in the 12b-1 fee for the Investor Class of the Fund from 0.25% to 0.50%. The following additional changes are being made to the Fund’s prospectus.

The “Fees and Expenses of the Fund” and “Example” on Page 1 of the Prospectus are hereby restated as follows:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Principal Street High Income Municipal Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Street High Income Municipal Fund		Investor Class		Institutional Class
Management Fees (as a percentage of Assets)		0.55%		0.55%
Distribution and Service (12b-1) Fees		0.50%		none
Component1 Other Expenses		0.01%		0.01%
Other Expenses (as a percentage of Assets):		0.27%	[1]	0.27%
Acquired Fund Fees and Expenses	[2]	0.01%		0.01%
Expenses (as a percentage of Assets)		1.34%		0.84%
Fee Waiver or Reimbursement	[3]	(0.09%)		(0.09%)
Net Expenses (as a percentage of Assets)	[2],[3]	1.25%		0.75%
[1]	Other expenses for the Investor Class are based on estimates for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[3]	Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, AFFE, or extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2020. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Principal Street High Income Municipal Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	127	416	725	1,605
Institutional Class	77	259	457	1,029

This supplement should be retained with your Prospectus and SAI for future reference.